OPERATING LEASES (Tables)	12 Months Ended
Dec. 31, 2012
OPERATING LEASES
Schedule of future minimum payments, by year and in the aggregate, under the initial terms of the operating lease agreements

Future minimum payments, by year and in the aggregate, under the initial terms of the operating lease agreements, consist of the following (dollars in thousands):

2013	$249
2014	190
2015	34

Total	$473